Average Annual Total Returns	0 Months Ended
	Aug. 22, 2011
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Class D
Average Annual Return:
1 Year	7.53%
5 Years	6.66%
10 Years	6.26%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Institutional Class
Average Annual Return:
1 Year	7.96%
5 Years	7.09%
10 Years	6.70%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	5.27%	[1]
5 Years	4.87%	[1]
10 Years	4.72%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	5.25%	[1]
5 Years	4.77%	[1]
10 Years	4.59%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Class P
Average Annual Return:
1 Year	7.86%
5 Years	6.98%
10 Years	6.59%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Barclays Capital GNMA Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.67%
5 Years	6.29%
10 Years	5.86%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Lipper GNMA Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	6.16%
5 Years	5.86%
10 Years	5.26%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Administrative Class
Average Annual Return:
1 Year	0.05%
5 Years	2.29%
10 Years	2.04%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.05%
5 Years	2.45%
10 Years	2.25%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.03%	[1]
5 Years	1.59%	[1]
10 Years	1.44%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.03%	[1]
5 Years	1.59%	[1]
10 Years	1.44%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.13%
5 Years	2.30%
10 Years	2.26%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Lipper Institutional Money Market Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.07%
5 Years	2.51%
10 Years	2.29%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Lipper Money Market Fund Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.03%
5 Years	2.37%
10 Years	2.10%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Administrative Class
Average Annual Return:
1 Year	9.11%
5 Years	6.87%
10 Years	6.39%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Class D
Average Annual Return:
1 Year	8.95%
5 Years	6.71%
10 Years	6.23%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Institutional Class
Average Annual Return:
1 Year	9.38%
5 Years	7.14%
10 Years	6.65%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.80%	[1]
5 Years	4.68%	[1]
10 Years	4.39%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	6.07%	[1]
5 Years	4.66%	[1]
10 Years	4.34%	[1]
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Class P
Average Annual Return:
1 Year	9.27%
5 Years	7.03%
10 Years	6.54%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Barclays Capital U.S. MBS Fixed Rate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.50%
5 Years	6.38%
10 Years	5.91%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Lipper U.S. Mortgage Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	6.64%
5 Years	4.98%
10 Years	4.78%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund) | Institutional Class
Average Annual Return:
1 Year	25.86%
Fund Inception**	61.58%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	17.53%	[1]
Fund Inception**	41.38%	[1]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	16.94%	[1]
Fund Inception**	41.00%	[1]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund) | Class P
Average Annual Return:
1 Year	25.72%
Fund Inception**	61.41%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund) | FTSE RAFI® Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	18.25%
Fund Inception**	48.98%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund) | Lipper Emerging Market Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	19.52%
Fund Inception**	46.53%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class D
Average Annual Return:
1 Year	10.47%
Fund Inception**	9.16%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Institutional Class
Average Annual Return:
1 Year	10.65%
Fund Inception**	9.60%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	5.89%	[1]
Fund Inception**	2.85%	[1]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	6.89%	[1]
Fund Inception**	5.60%	[1]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class P
Average Annual Return:
1 Year	10.54%
Fund Inception**	9.50%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Lipper Equity Market Neutral Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	0.47%
Fund Inception**	(0.49%)
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.34%
Fund Inception**	1.40%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Administrative Class
Average Annual Return:
1 Year	29.88%
5 Years	7.55%
Fund Inception**	7.49%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Class D
Average Annual Return:
1 Year	29.84%
5 Years	7.40%
Fund Inception**	7.34%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Institutional Class
Average Annual Return:
1 Year	30.42%
5 Years	7.83%
Fund Inception**	7.77%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	18.68%	[1]
5 Years	1.47%	[1]
Fund Inception**	1.75%	[1]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	19.08%	[1]
5 Years	2.88%	[1]
Fund Inception**	3.04%	[1]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Class P
Average Annual Return:
1 Year	30.36%
5 Years	7.73%
Fund Inception**	7.66%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | FTSE RAFI® US 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	19.99%
5 Years	4.74%
Fund Inception**	5.23%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	10.62%
5 Years	1.98%
Fund Inception**	2.07%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental IndexPLUS® TR Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
Fund Inception**	3.12%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class D
Average Annual Return:
1 Year	15.07%
5 Years	4.28%
Fund Inception**	9.02%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Institutional Class
Average Annual Return:
1 Year	15.42%
5 Years	4.68%
Fund Inception**	9.49%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.39%	[1]
5 Years	0.02%	[1]
Fund Inception**	4.80%	[1]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares

Average Annual Return:
1 Year	9.84%	[1]
5 Years	1.41%	[1]
Fund Inception**	5.53%	[1]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)

Average Annual Return:
1 Year	11.84%
5 Years	3.40%
Fund Inception**	9.55%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | MSCI EAFE Net Dividend Hedged USD Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	5.60%
5 Years	0.02%
Fund Inception**	5.93%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Administrative Class
Average Annual Return:
1 Year	16.21%
Fund Inception**	2.14%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Class D
Average Annual Return:
1 Year	16.07%
Fund Inception**	1.95%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Institutional Class
Average Annual Return:
1 Year	16.42%
Fund Inception**	2.40%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	11.82%	[1]
Fund Inception**	(1.98%)	[1]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	10.60%	[1]
Fund Inception**	(0.51%)	[1]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Class P
Average Annual Return:
1 Year	16.27%
Fund Inception**	2.29%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	11.84%
Fund Inception**	(0.79%)
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | MSCI EAFE Net Dividend Index (USD Unhedged) (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	7.75%
Fund Inception**	(1.97%)
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Class D
Average Annual Return:
1 Year	38.70%
Fund Inception**	8.04%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Institutional Class
Average Annual Return:
1 Year	39.14%
Fund Inception**	8.44%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	31.38%	[1]
Fund Inception**	3.68%	[1]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	25.25%	[1]
Fund Inception**	4.30%	[1]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Class P
Average Annual Return:
1 Year	38.99%
Fund Inception**	8.34%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.85%
Fund Inception**	1.87%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Small Cap StocksPLUS® TR Fund) | Lipper Specialty Diversified Equity Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	10.62%
Fund Inception**	1.84%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | Class D
Average Annual Return:
1 Year	24.95%
5 Years	4.15%
Fund Inception**	6.93%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | Institutional Class
Average Annual Return:
1 Year	25.42%
5 Years	4.53%
Fund Inception**	7.33%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	22.44%	[1]
5 Years	0.63%	[1]
Fund Inception**	4.14%	[1]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	16.45%	[1]
5 Years	1.69%	[1]
Fund Inception**	4.61%	[1]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | Class P
Average Annual Return:
1 Year	25.38%
5 Years	4.46%
Fund Inception**	7.28%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	12.87%
5 Years	1.96%
Fund Inception**	4.58%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® Total Return Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
Fund Inception**	4.91%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Class D
Average Annual Return:
1 Year	(8.94%)
5 Years	2.57%
Fund Inception**	1.81%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Institutional Class
Average Annual Return:
1 Year	(8.48%)
5 Years	3.06%
Fund Inception**	2.27%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(8.84%)	[1]
5 Years	none	[1]
Fund Inception**	(0.12%)	[1]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(5.48%)	[1]
5 Years	2.09%	[1]
Fund Inception**	1.42%	[1]
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Class P
Average Annual Return:
1 Year	(8.50%)
5 Years	2.99%
Fund Inception**	2.21%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Lipper Dedicated Short-Bias Fund Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(34.06%)
5 Years	(15.88%)
Fund Inception**	(14.08%)
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
Fund Inception**	5.37%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Inverse of S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(16.18%)
5 Years	(5.27%)
Fund Inception**	(7.32%)
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class A
Average Annual Return:
1 Year	3.54%
5 Years	5.85%
10 Years	5.86%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	1.10%	[2]
5 Years	3.80%	[2]
10 Years	4.05%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.38%	[2]
5 Years	3.80%	[2]
10 Years	3.95%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class B
Average Annual Return:
1 Year	3.24%
5 Years	5.79%
10 Years	5.70%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class C
Average Annual Return:
1 Year	5.74%
5 Years	5.87%
10 Years	5.47%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Barclays Capital GNMA Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.67%
5 Years	6.29%
10 Years	5.86%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Lipper GNMA Funds Average (reflects no deductions for sales charges or taxes)
Average Annual Return:
1 Year	6.16%
5 Years	5.86%
10 Years	5.26%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class A
Average Annual Return:
1 Year	0.05%
5 Years	2.29%
10 Years	2.04%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.03%	[2]
5 Years	1.49%	[2]
10 Years	1.30%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	0.03%	[2]
5 Years	1.49%	[2]
10 Years	1.30%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class B
Average Annual Return:
1 Year	0.05%
5 Years	1.89%
10 Years	1.61%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class C
Average Annual Return:
1 Year	0.05%
5 Years	2.30%
10 Years	2.04%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.13%
5 Years	2.30%
10 Years	2.26%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Lipper Institutional Money Market Funds Average (reflects no deductions for sales charges or taxes)
Average Annual Return:
1 Year	0.07%
5 Years	2.51%
10 Years	2.29%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Lipper Money Market Funds Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.03%
5 Years	2.37%
10 Years	2.10%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class A
Average Annual Return:
1 Year	4.83%
5 Years	5.90%
10 Years	5.82%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	2.50%	[2]
5 Years	3.62%	[2]
10 Years	3.72%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	3.12%	[2]
5 Years	3.69%	[2]
10 Years	3.72%	[2]
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class B
Average Annual Return:
1 Year	4.64%
5 Years	5.84%
10 Years	5.67%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class C
Average Annual Return:
1 Year	7.14%
5 Years	5.92%
10 Years	5.43%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Barclays Capital U.S. MBS Fixed Rate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.50%
5 Years	6.38%
10 Years	5.91%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Lipper U.S. Mortgage Funds Average (reflects no deductions for sales charges or taxes)
Average Annual Return:
1 Year	6.64%
5 Years	4.98%
10 Years	4.78%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class A
Average Annual Return:
1 Year	6.11%
Fund Inception**	7.64%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	1.58%	[2]
Fund Inception**	1.01%	[2]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	3.95%	[2]
Fund Inception**	3.99%	[2]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class C
Average Annual Return:
1 Year	8.54%
Fund Inception**	8.65%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Lipper Equity Market Neutral Funds Average (reflects no deductions for sales charges or taxes)
Average Annual Return:
1 Year	0.47%
Fund Inception**	(0.49%)
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.34%
Fund Inception**	1.40%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Fundamental IndexPLUS® TR Fund) | Class A
Average Annual Return:
1 Year	25.15%
5 Years	6.60%
Fund Inception**	6.60%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Fundamental IndexPLUS® TR Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	13.79%	[2]
5 Years	0.32%	[2]
Fund Inception**	0.67%	[2]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Fundamental IndexPLUS® TR Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	15.68%	[2]
5 Years	1.88%	[2]
Fund Inception**	2.09%	[2]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Fundamental IndexPLUS® TR Fund) | Class C
Average Annual Return:
1 Year	27.86%
5 Years	6.63%
Fund Inception**	6.58%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Fundamental IndexPLUS® TR Fund) | FTSE RAFI® 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	19.99%
5 Years	4.74%
Fund Inception**	5.22%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Fundamental IndexPLUS® TR Fund) | Lipper Specialty Diversified Equity Funds Average (reflects no deductions for sales charges or taxes)
Average Annual Return:
1 Year	10.62%
5 Years	1.98%
Fund Inception**	2.07%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Fundamental IndexPLUS® TR Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
Fund Inception**	3.12%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class A
Average Annual Return:
1 Year	8.65%
5 Years	3.10%
Fund Inception**	8.17%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(2.77%)	[2]
5 Years	(1.48%)	[2]
Fund Inception**	3.57%	[2]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	5.46%	[2]
5 Years	0.11%	[2]
Fund Inception**	4.43%	[2]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class B
Average Annual Return:
1 Year	10.18%
5 Years	3.31%
Fund Inception**	8.24%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Class C
Average Annual Return:
1 Year	13.40%
5 Years	3.51%
Fund Inception**	8.26%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | Lipper International Multi-Cap Core Funds Average (reflects no deductions for sales charges or taxes)

Average Annual Return:
1 Year	11.84%
5 Years	3.40%
Fund Inception**	8.39%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)) | MSCI EAFE Net Dividend Hedged USD Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	5.60%
5 Years	0.02%
Fund Inception**	5.93%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Class A
Average Annual Return:
1 Year	11.56%
Fund Inception**	1.02%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	7.26%	[2]
Fund Inception**	(3.26%)	[2]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	7.46%	[2]
Fund Inception**	(1.61%)	[2]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Class C
Average Annual Return:
1 Year	14.05%
Fund Inception**	1.17%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | Lipper International Multi-Cap Core Funds Average (reflects no deductions for sales charges or taxes)

Average Annual Return:
1 Year	11.84%
Fund Inception**	(0.79%)
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)) | MSCI EAFE Net Dividend Index (USD Unhedged) (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	7.75%
Fund Inception**	(1.97%)
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Small Cap StocksPLUS® TR Fund) | Class A
Average Annual Return:
1 Year	33.53%
Fund Inception**	7.26%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Small Cap StocksPLUS® TR Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	26.12%	[2]
Fund Inception**	2.59%	[2]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Small Cap StocksPLUS® TR Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	21.62%	[2]
Fund Inception**	3.34%	[2]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Small Cap StocksPLUS® TR Fund) | Class C
Average Annual Return:
1 Year	36.62%
Fund Inception**	7.20%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Small Cap StocksPLUS® TR Fund) | Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.85%
Fund Inception**	1.87%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Small Cap StocksPLUS® TR Fund) | Lipper Specialty Diversified Equity Funds Average (reflects no deductions for sales charges or taxes)
Average Annual Return:
1 Year	10.62%
Fund Inception**	1.84%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS® Total Return Fund) | Class A
Average Annual Return:
1 Year	20.34%
5 Years	3.32%
Fund Inception**	6.47%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS® Total Return Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	17.62%	[2]
5 Years	(0.42%)	[2]
Fund Inception**	3.41%	[2]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS® Total Return Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	13.16%	[2]
5 Years	0.76%	[2]
Fund Inception**	3.93%	[2]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS® Total Return Fund) | Class B
Average Annual Return:
1 Year	20.67%
5 Years	3.30%
Fund Inception**	6.19%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS® Total Return Fund) | Class C
Average Annual Return:
1 Year	22.96%
5 Years	3.35%
Fund Inception**	6.13%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS® Total Return Fund) | Lipper Large-Cap Core Funds Average (reflects no deductions for sales charges or taxes)
Average Annual Return:
1 Year	12.87%
5 Years	1.96%
Fund Inception**	4.58%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS® Total Return Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
Fund Inception**	4.91%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Class A
Average Annual Return:
1 Year	(12.53%)
5 Years	1.77%
Fund Inception**	1.28%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(12.81%)	[2]
5 Years	(1.27%)	[2]
Fund Inception**	(1.11%)	[2]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(8.12%)	[2]
5 Years	1.02%	[2]
Fund Inception**	0.59%	[2]
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Class C
Average Annual Return:
1 Year	(10.56%)
5 Years	1.80%
Fund Inception**	1.05%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Lipper Dedicated Short-Bias Fund Average (reflects no deductions for sales charges or taxes)
Average Annual Return:
1 Year	(34.06%)
5 Years	(15.88%)
Fund Inception**	(14.08%)
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS® TR Short Strategy Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
Fund Inception**	5.37%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS® TR Short Strategy Fund) | Inverse of S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(16.18%)
5 Years	(5.27%)
Fund Inception**	(7.32%)

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.